BASIS OF REPORTING (Details) - USD ($)	38 Months Ended	44 Months Ended
	May 31, 2016	Nov. 30, 2016
Segment Reporting, Measurement Disclosures [Abstract]
Net loss	$ 815,000	$ 2,745,000